Other current financial liabilities - Disclosure of Movement in Warrant Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Current derivative financial liabilities at beginning of period	€ 19,227
Current derivative financial liabilities at end of period	13,689	€ 19,227
Warrants
Disclosure of fair value measurement of liabilities [line items]
Current derivative financial liabilities at beginning of period	11,449	12,051
Issuance of warrants	0	0
Exercises of warrants	0	0
Change in fair value of warrants	(10,586)	(602)
Current derivative financial liabilities at end of period	€ 863	€ 11,449